AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 25, 2011.

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 199	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 200	☒

(Check appropriate box or boxes)

POWERSHARES EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg	With a copy to:
301 West Roosevelt Road	Stuart M. Strauss
Wheaton, IL 60187	Dechert LLP
(Name and Address of Agent for Service)	1095 Avenue of the Americas
New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐                                    immediately upon filing pursuant to paragraph (b) of Rule 485.

☒                                  on March 25, 2011 pursuant to paragraph (b) of Rule 485.

☐                                    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

☐                                    75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐                                    on [date] pursuant to paragraph (a) of Rule 485.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 49 to its Registration Statement until March 25, 2011. Post-Effective Amendment No. 66 to the Trust’s Registration Statement relates to the PowerShares Ireland Portfolio, which was created pursuant to Post-Effective Amendment No. 49 to the Trust’s Registration Statement filed on June 6, 2008.  The effectiveness of the Registration Statement relating to this change was delayed pursuant to Post-Effective Amendment Nos. 66, 70, 73, 76, 79, 82, 85, 89, 91, 94, 97, 100, 103, 106, 109, 114, 116, 121, 125, 130, 134, 138, 143, 147, 152, 157, 161, 166, 170, 175, 180, 184, 190 and 199 to the Trust’s Registration Statement filed on August 15, 2008, September 12, 2008, October 10, 2008, November 7, 2008, December 5, 2008, January 2, 2009, January 30, 2009, February 27, 2009, March 27, 2009, April 24, 2009, May 22, 2009, June 19, 2009, July 17, 2009, August 14, 2009, September 11, 2009, October 9, 2009, November 6, 2009, December 4, 2009, December 31, 2009, January 29, 2010, February 26, 2010, March 26, 2010, April 23, 2010, May 21, 2010, June 18, 2010, July 16, 2010, August 13, 2010, September 10, 2010, October 8, 2010, November 5, 2010, December 3, 2010, December 30, 2010, January 28, 2011 and February 25, 2011, respectively. Parts A, B and C of Registrant’s Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 50 under the Investment Company Act of 1940, filed on June 6, 2008 are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 25th day of February, 2011.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	February 25, 2011
Andrew Schlossberg

/s/ Bruce T. Duncan	Treasurer and Secretary	February 25, 2011
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	February 25, 2011
H. Bruce Bond

*/s/ Ronn R. Bagge	Trustee	February 25, 2011
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	February 25, 2011
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	February 25, 2011
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	February 25, 2011
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	February 25, 2011
Philip M. Nussbaum

*/s/ Donald S. Wilson	Trustee	February 25, 2011
Donald S. Wilson

*By: /s/ Stuart M. Strauss		February 25, 2011
Stuart M. Strauss
Attorney-In-Fact